Operations and Reorganization - Risks in relation to the VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations and Reorganization
Loss from operations	$ (13,663)	$ (12,358)	$ (4,592)
Net income/(loss)	(15,032)	(42,556)	18,738
Net cash provided by/(used in) operating activities	559	(45,701)	(105,029)
Net cash provided by/(used in) operating activities from continuing operations	559	1,929	(4,983)
Net cash provided by investing activities	2,449	2,508	98,308
Net cash used in by investing activities from continuing operations	$ 2,449	(7,641)	5,647
Net cash provided by/(used in) financing activities		20,484	(2,351)
Net cash provided by /(used in) financing activities from continuing operations			23,575
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Costs and expenses		(287)	(1,178)
Loss from operations		(287)	(1,178)
Other income, net		3	1
Net loss from continuing operations		(284)	(1,177)
Net income/(loss) from discontinued operations		(83,653)	35,792
Net income/(loss)		(83,937)	34,615
Net cash provided by/(used in) operating activities from continuing operations		(34,468)	(79,168)
Net cash used in by investing activities from continuing operations		20,912	65,129
Net cash provided by/(used in) financing activities		(259)	521
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Third party
Operations and Reorganization
Costs and expenses		(287)	(1,178)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | External parties
Operations and Reorganization
Net cash provided by/(used in) operating activities		(25,160)	58,654
Net cash provided by investing activities		21,515	87,905
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Intra-Group entities
Operations and Reorganization
Net cash provided by/(used in) operating activities		(9,308)	(137,822)
Net cash provided by investing activities		(603)	(22,776)
Net cash provided by/(used in) financing activities		$ (259)	$ 521